Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation

Note 19. Share-Based Compensation

The amounts of share-based compensation expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cost of revenues	$157	173	89
Research and development	9,414	9,819	6,461
General and administrative	1,108	891	621
Sales and marketing	1,453	1,435	927
Total compensation	$12,132	12,318	8,098
Income tax benefit	$2,545	2,605	1,738

(a)	Long-term Incentive Plan

On September 7, 2011, the Company’s shareholders approved a long-term incentive plan. The amended and restated plan was amended and restated by extending its duration to September 6, 2030, which was approved by the Company’s shareholders at the annual general meeting held on August 13, 2025. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 28, 2020, the Company’s compensation committee made grants of 1,402,714 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 98.68% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $4,762 thousand, a subsequent 0.44% will vest on each of September 30, 2021, 2022 and 2023 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2021, the Company’s compensation committee made grants of 2,604,545 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 85.63% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $23,174 thousand, a subsequent 4.79% will vest on each of September 30, 2022, 2023 and 2024 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2022, the Company’s compensation committee made grants of 3,987,509 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 86.41% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $17,535 thousand, a subsequent 4.53% will vest on each of September 30, 2023, 2024 and 2025 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2023, the Company’s compensation committee made grants of 1,710,607 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.45% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,468 thousand, a subsequent 0.85% will vest on each of September 30, 2024, 2025 and 2026 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2024, the Company’s compensation committee made grants of 2,014,386 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 96.76% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $11,071 thousand, a subsequent 1.08% will vest on each of September 30, 2025, 2026 and 2027 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 25, 2025, the Company’s compensation committee made grants of 862,516 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 98.74% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $7,368 thousand, a subsequent 0.42% will vest on each of September 30, 2026, 2027 and 2028 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On November 9, 2022, the Company’s compensation committee made the unvested RSUs generally include forfeitable dividend-equivalent rights, which entitle holders of RSUs to the same dividend value per share as holders of common stock. The dividend-equivalent rights are subject to the same vesting and other terms and conditions as the underlying RSUs.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $3.44 per ADS, $10.39 per ADS, $5.09 per ADS, $5.68 per ADS, $5.68 per ADS and $8.65 per ADS on September 28, 2020, September 28, 2021, September 28, 2022, September 26, 2023, September 26, 2024, and September 25, 2025, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value
Balance at January 1, 2023	792,209	6.71
Granted	1,710,607	5.68
Vested	(1,974,496)	5.91
Forfeited	(2,355)	9.81
Balance at December 31, 2023	525,965	6.36
Granted	2,014,386	5.68
Vested	(2,261,433)	5.88
Forfeited	(5,307)	7.33
Balance at December 31, 2024	273,611	5.29
Granted	862,516	8.65
Vested	(1,063,725)	7.96
Forfeited	(3,588)	5.09
Balance at December 31, 2025	68,814	6.14

As of December 31, 2025, the total compensation cost related to the unvested RSUs not yet recognized was $423 thousand. The weighted-average period over which it is expected to be recognized is 1.69 years.

In 2023, 2024 and 2025, the Company settled RSUs release with shares buyback of 615,052 shares, 624,670 shares and 423,918 shares, respectively.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Cost of revenues	$153	167	86
Research and development	9,353	9,751	6,427
General and administrative	1,108	891	620
Sales and marketing	1,449	1,430	924
Total compensation	$12,063	12,239	8,057
Income tax benefit	$2,545	2,605	1,738

(b)	Employee stock options
(i)	On March 19, 2021, board of directors of CM Visual Technology Corp. approved a plan to grant stock options, the 2021 plan, to certain employees. This plan authorizes grants to purchase up to 3,000,000 shares of CM Visual Technology Corp. authorized but unissued ordinary shares. The exercise price was NT$10 (US$0.36). In addition, on December 28, 2023, board of directors of CM Visual Technology Corp. approved another a plan to grant stock options, the 2023 plan, to certain employees. This plan authorizes grants to purchase up to 1,500,000 shares of CM Visual Technology Corp. authorized but unissued ordinary shares. The exercise price was NT$10 (US$0.32).

The 2021 plan and 2023 plan both have four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant.The Company recognized compensation expenses of $69 thousand, $79 thousand and $39 thousand in 2023, 2024 and 2025, respectively. Such compensation expense was recorded as cost of revenues, sales and marketing expenses and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2023, 2024 and 2025, respectively.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. CM Visual Technology Corp. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since CM Visual Technology Corp.’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

	2021 Plan		2023 Plan
	Granted in	Granted in	Granted in
	2021	2023	2024
Valuation assumptions:
Expected dividend yield	0%	0%	0%
Expected volatility	43.82%	44.17%	39.76%
Expected term (years)	3.125	3.125	3.125
Risk-free interest rate	0.223%	1.081%	1.150%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2023	2,291,000	$0.36	2.5
Granted	288,000	0.33
Exercised	—	—
Effect of capital reduction	(1,289,500)	0.36
Forfeited	—	—
Balance at December 31, 2023	1,289,500	0.50	1.5
Granted	1,201,000	0.32
Exercised	—	—
Forfeited	(138,000)	0.47
Balance at December 31, 2024	2,352,500	0.41	1.8
Granted	20,000	0.34
Exercised	—	—
Forfeited	(55,000)	0.41
Balance at December 31, 2025	2,317,500	0.41	1.3
Exercisable at December 31, 2025	1,722,000	0.44	1.0

(ii)

On October 29, 2025, board of directors of Liqxtal Technology Inc. approved a plan to grant stock options, the 2025 plan, to certain employees. This plan authorizes grants to purchase up to 800,000 shares of Liqxtal Technology Inc.’ authorized but unissued ordinary shares. The exercise price was NT$20 (US$0.65).

The 2025 plan has three-year vesting period, 30%, 30% and 40% of each grant will be vested subsequent to the first, second, and third anniversary of the grant date, respectively. The Company recognized compensation expenses of $2 thousand in 2025. Such compensation expense was recorded as general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the year ended December 31, 2025.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Liqxtal Technology Inc. uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Liqxtal Technology Inc.’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 3 years ROC central government bond at the time of grant.

2025 plan
Valuation assumptions:
Expected dividend yield	13.76%
Expected volatility	44.08%
Expected term (years)	3.05
Risk-free interest rate	1.1815%

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2025	—	$—	—
Granted	681,000	0.65	—
Exercised	—	—	—
Forfeited	—	—	—
Balance at December 31, 2025	681,000	0.65	3.92
Exercisable at December 31, 2025	—	—	—